Other Financial Liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of financial liabilities [abstract]
Derivative liabilities (Note 27)	¥ 16,528	¥ 25,108
Lease liabilities (Note 27)	573,325	619,639
Financial liabilities associated with programs to sell certain receivables	67,223	79,062
Financial liabilities associated with contingent consideration arrangements (Note 27)	4,362	7,772	¥ 8,139
Other	108,582	99,673
Total	770,020	831,254
Non-current	550,900	687,833
Current	¥ 219,120	¥ 143,421